DWS Investment Management Americas, Inc.

One International Place

Boston, MA 02110

May 1, 2019

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:	DWS Communications Fund, DWS RREEF Real Estate Securities Fund and DWS RREEF Global Real Estate Securities Fund (collectively, the “Funds”) (formerly Deutsche Communications Fund, Deutsche Real Estate Securities Fund and Deutsche Global Real Estate Securities Fund, respectively), each a series of Deutsche DWS Securities Trust (the “Trust”) (formerly Deutsche Securities Trust) (Reg. Nos. 002-36238; 811-02021)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Trust hereby certifies that the form of Prospectuses and Statements of Additional Information that would have been filed on behalf of the Funds pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 185 to the Trust’s Registration Statement on Form N-1A (the “Amendment”) would not have differed from that contained in the Amendment, which is the most recent amendment to such Registration Statement relating to the Funds and was filed electronically on April 29, 2019.

Any comments or questions on this filing should be directed to the undersigned at (617) 295-3011.

Very truly yours,

/s/ James M. Wall

James M. Wall

Director & Associate General Counsel

DWS Investment Management Americas, Inc.

cc: John Marten, Esq., Vedder Price P.C.